SHARE-BASED COMPENSATION: - Share-based compensation expense (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share-based compensation expenses	$ 51,796	$ 37,474
Unrecognized share-based compensation expense	$ 136,548
Unrecognized share-based compensation expense to be recognized over the average remaining vesting period	3 years 3 months 21 days
Cost of revenue
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share-based compensation expenses	$ 1,398	593
Research and development
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share-based compensation expenses	19,023	11,142
Sales and marketing
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share-based compensation expenses	17,750	8,511
General and administrative expenses
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share-based compensation expenses	$ 13,625	$ 17,228